Cash and stock-based compensation plans	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Cash and stock-based compensation plans
17.	Cash and stock-based compensation plans

The Bank established equity compensation plans under which it administers restricted stock, restricted stock units and stock purchase option plans to attract, retain and motivate Directors and top employees and compensate them for their contributions to the growth and profitability of the Bank. Vesting conditions for each of the Bank’s plans are only comprised of specified requisite service periods.

A. 2008 Stock Incentive Plan – Directors and Executives

In February 2008, the Board of Directors of the Bank approved an incentive plan for Directors and Executives allowing the Bank to grant restricted stock, restricted stock units, stock purchase options, and/or other similar compensation instruments. Until the year 2011, the maximum aggregate number of shares which may be issued under this plan was two million “Class E” common shares. During 2012, the Board of Directors of the Bank approved to increase this maximum to three million “Class E” common shares. The 2008 Stock Incentive Plan is administered by the Board of Directors which has the authority in its discretion to select the Directors and Executives to whom the Award may be granted; to determine whether and to what extent awards are granted, and to amend the terms of any outstanding award under this plan.

Restricted stocks are issued at the grant date, but are withheld by the Bank until the vesting date. Restricted stocks are entitled to receive dividends. A restricted stock unit is a grant valued in terms of the Bank’s stock, but no stock is issued at the grant date. Restricted stock units are not entitled to dividends. The Bank issues and delivers common stock at the vesting date of the restricted stock units.

During 2012, 2011 and 2010, the Board of Directors approved the grant of restricted stock to Directors and stock options and restricted stock units to certain Executives of the Bank, as follows:

Restricted stock – Directors

In the years 2012, 2011 and 2010, the Board of Directors granted 32,317, 25,541 and 38,115 “Class E” common shares. The fair value of restricted stock granted was based on the stock closing price in the New York Stock Exchange of the “Class E” shares on July 17, 2012, October 16, 2012, July 15, 2011 and July 9, 2010 and July 10, 2009. Until the year 2011, the restricted stock vested in five years at a rate of 20% each year, beginning the year following the grant date. For grants beginning 2012, the Board of Directors of the Bank established a vesting period of four years, at a rate of 25% each year on the grant’s date anniversary. The fair value of restricted stock granted totaled $714 thousand in 2012, $462 thousand in 2011 and $475 thousand in 2010, of which $428 thousand, $414 thousand and $270 thousand were charged against income during 2012, 2011 and 2010, respectively. The remaining cost pending amortization of $1,326 thousand will be amortized over 3.20 years.

A summary as of December 31, 2012 of the restricted stock granted to Directors during the years 2010, 2011 and 2012 is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2010	62,938	$13.58
Granted	38,115	12.46
Vested	(13,026)	13.80
Outstanding at December 31, 2010	88,027	13.07
Granted	25,541	18.07
Vested	(31,563)	13.14
Outstanding at December 31, 2011	82,005	14.59
Granted	32,317	22.09
Vested	(23,493)	14.35
Outstanding at December 31, 2012	90,829	$17.32
Expected to vest	90,829	$17.32

The fair value of vested stock during the years 2012, 2011 and 2010 was $337 thousand, $415 thousand and $180 thousand, respectively.

Restricted Stock Units and Stock Purchase Options granted to certain Executives

The Board of Directors approved the grant of stock purchase options and restricted stock units to certain Executives of the Bank with a grant date fair value of $3.7 million in 2012, $1.7 million in 2011 and $2.4 million in 2010. In 2012, the distribution of the fair value in restricted stock units and stock purchase options was $3.2 million and $0.5 million, respectively. In the year 2011, the distribution of the fair value in restricted stock units and stock purchase options was $1.5 million and $0.2 million, respectively. In 2010, the distribution of the total grant was 50% in restricted stock units and 50% in stock purchase options.

The Bank grants one “Class E” share per each exercised option or vested restricted stock unit.

Restricted stock units:

The fair value of the stock units was based on the “Class E” stock closing price in the New York Stock Exchange on the grants date. These stock units vest 25% each year on the grant date’s anniversary.

Compensation costs of the restricted stock units are amortized during the period of restriction. Costs charged against income during 2012, 2011 and 2010 due to the amortization of these grants totaled $1,317 thousand, $1,020 thousand and $742 thousand, respectively. The remaining compensation cost pending amortization of $3,076 thousand will be amortized over 2.26 years.

A summary as of December 31, 2012, 2011 and 2010 of the status of the restricted stock units granted to certain Executives and changes during the years 2010, 2011 and 2012 are presented below:

	Stock units	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	166,118	$10.20
Granted	101,496	12.04
Forfeited	-	-
Vested	(44,904)	10.59
Outstanding at December 31, 2010	222,710	10.96
Granted	94,496	15.84
Forfeited	(20,931)	12.63
Vested	(69,865)	11.09
Outstanding at December 31, 2011	226,410	12.80
Granted	181,598	17.52
Forfeited	(54,367)	13.88
Vested	(85,249)	12.31		$578
Outstanding at December 31, 2012	268,392	$15.93	2.11 years	$1,510
Expected to vest	268,392	$15.93		$1,510

The fair value of vested stock during the years 2012, 2011 and 2010 was $1,050 thousand, $775 thousand and $476 thousand, respectively.

Stock purchase options:

The fair value of stock purchase options granted to certain Executives during 2012, 2011 and 2010 was estimated using a binomial option-pricing model for 2012 and 2011 and the “Black-Scholes” option-pricing model for 2010, based on the following factors:

	2012	2011	2010
Weighted average fair value per option	$3.01	$2.92	$2.91
Weighted average expected term, in years	5.50	5.50	4.75
Expected volatility	33.35%	30%	37%
Risk-free rate	0.18% to 1.34%	2.52%	2.32%
Expected dividend	5.30%	4.50%	5.00%

These options expire seven years after the grant date and are exercisable at a rate of 25% each year on the grant date’s anniversary.

Related cost charged against income during 2012, 2011 and 2010 as a result of the amortization of these plans amounted to $485 thousand, $765 thousand and $742 thousand, respectively. The remaining compensation cost pending amortization of $474 thousand will be amortized over a period of 2.04 years. A summary of stock options granted is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	803,994	$11.58
Granted	420,777	13.52
Forfeited	(646)	15.43
Exercised	(82,106)	10.15
Outstanding at December 31, 2010	1,142,019	12.39
Granted	72,053	17.81
Forfeited	(58,067)	12.16
Exercised	(240,439)	12.27
Outstanding at December 31, 2011	915,566	12.87
Granted	182,420	18.93
Forfeited	(231,639)	15.82
Exercised	(442,675)	12.90
Outstanding at December 31, 2012	423,672	$13.83	4.15 years	$3,273
Exercisable	92,316	$12.45	2.12 years	$841
Expected to vest	331,356	$14.22	4.43 years	$2,432

The intrinsic value of exercised options during the years 2012, 2011 and 2010 was $3,375 thousand, $1,322 thousand and $383 thousand, respectively. During the years 2012, 2011 and 2010 the Bank received $5,709 thousand, $2,949 thousand and $834 thousand, respectively, from exercised options.

B. Restricted Stock – Directors (Discontinued)

During 2003, the Board of Directors approved a restricted stock award plan for Directors of the Bank that was amended in 2007 and subsequently terminated in 2008. No grants were made after the 2007’s grant. The restricted stock vests at a rate of 20% each year on the grant date’s anniversary.

Related costs to outstanding restricted stock were charged against income totaled $41 thousand, $87 thousand and $108 thousand in 2012, 2011 and 2010, respectively. As of December 31, 2012, the Bank has no unrecognized compensation costs related to this plan.

A summary as of December 31, 2012 of restricted stock granted to Directors under this plan and changes during 2010, 2011 and 2012 is presented below:

	Shares	Weighted average grant date fair value
Non vested at January 1, 2010	14,673	$20.45
Granted	-	-
Vested	(5,756)	19.95
Non vested at December 31, 2010	8,917	20.77
Granted	-	-
Vested	(5,399)	20.39
Non vested at December 31, 2011	3,518	21.35
Granted	-	-
Vested	(3,518)	21.35
Non vested at December 31, 2012	-	$-
Expected to vest	-	$-

The total fair value of vested stock during the years ended December 31, 2012, 2011 and 2010 was $75 thousand, $110 thousand and $115 thousand, respectively.

C. Stock Option Plan 2006 – Directors and Executives (Discontinued)

The 2006 Stock Option Plan was terminated in 2008. The options granted under this plan expire seven years after the grant date. No grants were made after the 2007’s grant.

Related cost charged against income as a result of the amortization of options granted under this compensation plan amounted to $25 thousand in 2011 and $221 thousand in 2010. As of December 31, 2011, there were no compensation costs pending amortization.

A summary as of December 31, 2012 of the share options granted to Directors and certain Executives and changes during 2010, 2011 and 2012 is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	207,706	$16.34
Forfeited	-	-
Outstanding at December 31, 2010	207,706	16.34
Forfeited	-	-
Exercised	(27,552)	16.34
Outstanding at December 31, 2011	180,154	16.34
Forfeited	-	-
Exercised	(130,350)	16.34
Outstanding at December 31, 2012	49,804	$16.34	1.12 years	$260
Exercisable at December 31, 2012	49,804	$16.34	1.12 years	$260

The intrinsic value of exercised options during the year ended December 31, 2012 and 2011 was $570 thousand and $45 thousand, respectively. During the year ended December 31, 2012 and 2011, the Bank received $2,130 and $450 thousand from exercised options, respectively. All options are available to be exercised as of December 31, 2012.

D. Indexed Stock Option Plan (Discontinued)

During 2004, the Board of Directors approved an indexed stock purchase option plan for Directors and certain executives of the Bank, which was subsequently terminated in April 2006. The indexed stock options expire ten years after the grant date. The exercise price is adjusted based on the change in a customized Latin American general market index. As of December 31, 2012, there was no compensation cost pending amortization. Related costs charged against income amounted to $17 thousand in 2010.

A summary as of December 31, 2012 and changes during the years 2010, 2011 and 2012 of the indexed stock purchase options is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2010	385,469	$17.46
Forfeited	-	-
Exercised	-	-
Outstanding at December 31, 2010	385,469	17.98
Forfeited	-	-
Expired	(4,100)	11.87
Exercised	(55,433)	12.12
Outstanding at December 31, 2011	325,936	12.86
Forfeited	-	-
Expired	(3,542)	$14.48
Exercised	(322,394)	$16.41
Outstanding at December 31, 2012	-	$-	-	$-
Exercisable at December 31, 2012	-	$-	-	$-

The intrinsic value of options exercised during the years ended December 31, 2012 and 2011 was $1,213 and $235 thousand, respectively. During the years ended December 31, 2012 and 2011, the Bank received $5,292 thousand and $672 thousand, respectively, from exercised options.

E. 1995 and 1999’s Stock Option Plan (Discontinued)

During 1995 and 1999, the Board of Directors approved two stock option plans for employees. Under these plans, stock options were granted at a purchase price equal to the average market value of the common stock at the grant date. One third of the options would have been exercised on each successive year after the grant date and expired on the tenth anniversary after the grant date. These plans were discontinued in 2003; therefore, no additional stock options have been granted.

A summary of the status as of December 31, 2011 of the stock options granted and changes during 2010 and 2011 of these option plans is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (thousands)

Outstanding at January 1, 2010	11,735	29.89
Forfeited	-	-
Expired	(3,615)	23.16
Outstanding at December 31, 2010	8,120	32.88
Forfeited	-	-
Expired	(8,120)	32.88
Outstanding at December 31, 2011	-	$-	-	$-

F. Deferred Compensation Plan (the “DC Plan”)

In 1999, the Board of Directors approved the DC Plan, which was subsequently terminated in 2003. The Bank could grant a number of deferred equity units (“DEU”). Eligible employees would vest the DEU after three years of service, and distributions were made on the later of (i) the date the vested DEU were credited to the employee’s account, and (ii) ten years the employee was first credited with DEU. Participating employees received dividends with respect to their unvested deferred equity units. A summary on changes is presented below:

	2012	2011	2010
Outstanding at beginning of year	1,812	17,746	18,755
Exercised	(1,278)	(15,934)	(1,009)
Outstanding at end of year	534	1,812	17,746

Related cost charged against income related to this plan amounted to $1 thousand in 2012 and 2011, and $11 thousand in 2010.

G. Other plans - Expatriate Officer Plan

The Bank sponsors a defined contribution plan for its expatriate top executives based in Panama, which are not eligible to participate in the Panamanian social security system. The Bank’s contributions are determined as a percentage of the annual salaries of top executives eligible for the plan, each contributing an additional amount withheld from their salary. Contributions to this plan are managed by a fund manager through a trust. The executives are entitled to the Bank’s contributions after completing at least three years of service in the Bank. During the years 2012, 2011 and 2010, the Bank charged to salaries expense $131 thousand, $119 thousand and $117 thousand, respectively, that correspond to the Bank’s contributions to this plan. As of December 31, 2012 and 2011, the accumulated liability payable amounted to $198 thousand and $255 thousand, respectively.